                                                             OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2013
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-08448

                      Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J  Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 29, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Emerging Markets Fund

 Schedule of Investments  02/29/2012

 Shares

 Value

 PREFERRED STOCKS - 8.5%

 Energy - 1.8%

 Integrated Oil & Gas - 1.7%

 495,197

 Petrobras Brasileiro SA Pfd

 $

 6,990,644

 Total Energy

 $

 6,990,644

 Materials - 1.2%

 Steel - 1.1%

 182,205

 Cia Vale Do Rio Doce Pfd. *

 $

 4,496,799

 Total Materials

 $

 4,496,799

 Food Beverage & Tobacco - 3.8%

 Brewers - 3.8%

 369,081

 Companhia de Bebidas Das Prf

 $

 14,809,963

 Total Food Beverage & Tobacco

 $

 14,809,963

 Banks - 1.3%

 Diversified Banks - 1.3%

 276,817

 Banco Bradesco SA Pfd NPV

 $

 5,015,354

 Total Banks

 $

 5,015,354

 Utilities - 0.5%

 Electric Utilities - 0.5%

 76,100

 Cia Paranaense de Energia

 $

 1,910,399

 Total Utilities

 $

 1,910,399

 TOTAL PREFERRED STOCKS

 (Cost  $15,774,888)

 $

 33,223,159

 COMMON STOCKS - 85.4%

 Energy - 14.2%

 Coal & Consumable Fuels - 1.1%

 916,000

 China Shenhua Energy Co., Ltd. *

 $

 4,193,344

 Integrated Oil & Gas - 9.9%

 24,792

 Ecopetrol SA *

 $

 1,442,646

 667,087

 Gazprom SA (A.D.R.) *

 8,805,548

 135,452

 Lukoil Holding Spon (A.D.R.) *

 8,686,709

 5,342,000

 PetroChina Co., Ltd. *

 8,035,428

 636,178

 Petroleo Brasileiro SA

 9,494,367

 196,777

 Syrgutneftegaz Spon (A.D.R.) *

 2,040,577

 $

 38,505,275

 Oil & Gas Exploration & Production - 1.9%

 3,308,000

 Cnooc, Ltd.

 $

 7,491,099

 Oil & Gas Refining & Marketing - 0.4%

 12,621

 S-OIL Corp. *

 $

 1,402,073

 Oil & Gas Storage & Transportation - 0.9%

 362,642

 Petronet LNG, Ltd.

 $

 1,241,268

 109,987

 Ultrapar Participacoes SA

 2,490,284

 $

 3,731,552

 Total Energy

 $

 55,323,343

 Materials - 11.3%

 Commodity Chemicals - 0.6%

 7,027

 LG Chem, Ltd. *

 $

 2,484,647

 Construction Materials - 1.4%

 1,848,000

 China National Building Material Co., Ltd.

 $

 2,629,979

 1,515,700

 PT Indocement Tunggal Prakarsa Tbk

 2,916,767

 $

 5,546,746

 Diversified Metals & Mining - 4.2%

 342,288

 Exxaro Resources Ltd.

 $

 9,644,202

 924,000

 Jiangxi Copper Co.

 2,498,818

 77,102

 Rio Tinto Plc

 4,394,521

 $

 16,537,541

 Fertilizers & Agricultural Chemicals - 0.5%

 32,314

 Sociedad Quimica y Minera de Chile SA

 $

 1,912,343

 Gold - 1.6%

 46,174

 Anglogold Ashanti Ltd.

 $

 1,982,335

 277,054

 IAMGOLD Corp.

 4,189,056

 $

 6,171,391

 Precious Metals & Minerals - 0.4%

 56,956

 Fresnillo Plc

 $

 1,724,620

 Steel - 2.4%

 9,171

 Pohang Iron & Steel Co. *

 $

 3,396,462

 248,620

 Vale SA (A.D.R.)

 6,111,080

 $

 9,507,542

 Total Materials

 $

 43,884,830

 Capital Goods - 1.0%

 Construction & Engineering - 1.0%

 64,015

 Doosan Heavy Industries and Construction Co., Ltd. *

 $

 4,019,644

 Total Capital Goods

 $

 4,019,644

 Transportation - 1.6%

 Airlines - 1.6%

 2,578,000

 AirAsia BHD *

 $

 3,139,069

 44,205

 Copa Holdings SA

 3,163,752

 $

 6,302,821

 Total Transportation

 $

 6,302,821

 Automobiles & Components - 1.0%

 Automobile Manufacturers - 0.2%

 3,777

 Hyundai Motor Co., Ltd. *

 $

 725,942

 Motorcycle Manufacturers - 0.8%

 91,555

 Bajaj Auto Ltd. *

 $

 3,349,371

 Total Automobiles & Components

 $

 4,075,313

 Consumer Services - 1.0%

 Casinos & Gaming - 1.0%

 321,300

 Melco PBL Entertainment Ltd. *

 $

 4,058,019

 Total Consumer Services

 $

 4,058,019

 Media - 0.5%

 Cable & Satellite - 0.5%

 37,649

 Naspers Ltd. *

 $

 2,097,525

 Total Media

 $

 2,097,525

 Retailing - 1.6%

 Apparel Retail - 1.6%

 98,673

 Cia Hering SA

 $

 2,646,675

 313,532

 Mr. Price Group Ltd.

 3,735,516

 $

 6,382,191

 Total Retailing

 $

 6,382,191

 Food & Drug Retailing - 1.2%

 Food Retail - 1.2%

 157,997

 Magnit OJSC *

 $

 4,651,855

 Total Food & Drug Retailing

 $

 4,651,855

 Food Beverage & Tobacco - 6.6%

 Packaged Foods & Meats - 1.6%

 3,569,800

 Charoen Pokphand Foods Pcl

 $

 4,250,460

 61,268

 Tiger Brands Ltd.

 2,129,907

 $

 6,380,367

 Soft Drinks - 3.1%

 163,704

 Fomento Economico Mexicano SA de C.V.

 $

 12,048,614

 Tobacco - 1.9%

 1,317,584

 ITC Ltd.

 $

 5,554,913

 28,590

 Korea Tobacco *

 1,870,191

 $

 7,425,104

 Total Food Beverage & Tobacco

 $

 25,854,085

 Health Care Equipment & Services - 0.6%

 Health Care Facilities - 0.6%

 736,364

 Life Healthcare Group Holdings, Ltd.

 $

 2,142,193

 Total Health Care Equipment & Services

 $

 2,142,193

 Banks - 15.3%

 Diversified Banks - 15.3%

 677,714

 Banco Itau SA (A.D.R.)

 $

 14,265,880

 1,434,000

 Bank Mandiri, Ltd.

 1,018,681

 2,442,000

 Bank Negara Indonesia Persero Tbk PT

 1,016,217

 8,853,000

 Bank of China, Ltd. *

 3,817,966

 7,475,000

 China Construction Bank Corp.

 6,224,008

 221,082

 HDFC Bank, Ltd. *

 2,314,975

 203,261

 ICICI Bank, Ltd. *

 3,706,271

 12,694,000

 Industrial and Commercial Bank of China, Ltd. *

 9,231,639

 1,170,100

 Malayan Banking Berhad Co.

 3,410,239

 881,445

 Sberbank of Russia *

 12,068,537

 210,200

 Woori Finance Holdings Co. *

 2,284,183

 $

 59,358,596

 Total Banks

 $

 59,358,596

 Diversified Financials - 3.3%

 Diversified Finance Services - 0.9%

 48,890

 KB Financial Group, Inc. *

 $

 1,789,446

 178,549

 Kotak Mahindra Bank, Ltd. *

 1,976,540

 $

 3,765,986

 Investment Banking & Brokerage - 2.4%

 2,209,000

 CITIC Securities Co., Ltd. *

 $

 4,874,495

 7,420,000

 Yuanta Financial Holding Co., Ltd. *

 4,346,488

 $

 9,220,983

 Total Diversified Financials

 $

 12,986,969

 Insurance - 1.2%

 Life & Health Insurance - 1.2%

 548,500

 Ping An Insurance Co., of China Ltd.

 $

 4,731,018

 Total Insurance

 $

 4,731,018

 Real Estate - 1.7%

 Real Estate Development - 1.2%

 1,658,000

 Agile Property Holdings, Ltd. *

 $

 2,223,364

 1,180,000

 China Overseas Land & Investment, Ltd.

 2,439,079

 $

 4,662,443

 Real Estate Operating Companies - 0.5%

 165,318

 BR Malls Participacoes SA *

 $

 2,112,975

 Total Real Estate

 $

 6,775,418

 Software & Services - 2.5%

 Internet Software & Services - 1.6%

 25,400

 Baidu, Inc. *

 $

 3,472,180

 108,200

 Tencent Holdings, Ltd.

 2,791,597

 $

 6,263,777

 IT Consulting & Other Services - 0.9%

 58,300

 Infosys Technologies, Ltd. (A.D.R.) *

 $

 3,362,744

 Total Software & Services

 $

 9,626,521

 Technology Hardware & Equipment - 3.3%

 Computer Hardware - 1.3%

 4,084,000

 Legend Holdings, Ltd.

 $

 3,611,657

 548,000

 Quanta Computer, Inc. *

 1,351,569

 $

 4,963,226

 Electronic Equipment & Instruments - 0.5%

 117,000

 TPK Holding Co., Ltd. *

 $

 1,944,338

 Electronic Manufacturing Services - 1.5%

 1,733,000

 Hon Hai Precision Industry Co., Ltd. *

 $

 6,004,174

 Total Technology Hardware & Equipment

 $

 12,911,738

 Semiconductors - 8.4%

 Semiconductors - 8.4%

 163,480

 Hynix Semiconductor, Inc. *

 $

 4,388,223

 14,813

 Samsung Electronics Co., Ltd. *

 15,915,502

 840,176

 Taiwan Semiconductor Manufacturing Co. (A.D.R.)

 12,199,356

 $

 32,503,081

 Total Semiconductors

 $

 32,503,081

 Telecommunication Services - 8.4%

 Integrated Telecommunication Services - 0.4%

 46,934

 Telephonica Brasil SA

 $

 1,381,268

 Wireless Telecommunication Services - 8.0%

 255,231

 America Movil (A.D.R.) Series L *

 $

 6,110,230

 744,000

 China Mobile Ltd.

 7,910,466

 41,847

 Millicom International Cellular SA

 4,696,782

 469,033

 Mobile Telesystems (A.D.R.) *

 8,559,852

 129,225

 Tim Participacoes SA *

 3,883,211

 $

 31,160,541

 Total Telecommunication Services

 $

 32,541,809

 Utilities - 0.5%

 Electric Utilities - 0.5%

 90,223

 Cemig SA Sponsored (A.D.R.)

 $

 2,059,791

 Total Utilities

 $

 2,059,791

 TOTAL COMMON STOCKS

 (Cost  $302,597,151)

 $

 332,286,760

 RIGHTS/WARRANTS - 0.0%

 Household & Personal Products - 0.0%

 Personal Products - 0.0%

 562

 Hypermarcas SA Warrants *

 $

 0

 Total Household & Personal Products

 $

 TOTAL RIGHTS/WARRANTS

 (Cost  $0.00)

 $

 0

 CORPORATE BONDS - 0.1%

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 562

 Hypermarcas SA, Floating Rate Note, 10/15/15

 $

 244,766

 562

 Hypermarcas SA Sao Paulo, 11.3%, 10/15/18

 228,449

 Total Household & Personal Products

 $

 473,215

 TOTAL CORPORATE BONDS

 (Cost  $384,106)

 $

 473,215

 MUTUAL FUNDS - 1.8%

 2,223,400

 iShares FTSE/Xinhua

 $

 3,390,955

 80,595

 iShares MSCI Emerging Markets Index Fund

 3,571,164

 $

 6,962,119

 TOTAL MUTUAL FUNDS

 (Cost  $3,450,854)

 $

 6,962,119

 TOTAL INVESTMENT IN SECURITIES - 95.9%

 (Cost  $322,206,999) (a)

 $

 372,945,253

 OTHER ASSETS AND LIABILITIES - 4.1%

 $

 16,127,933

 TOTAL NET ASSETS - 100.0%

 $

 389,073,186

 (A.D.R.)

 American Depositary Receipt

 *

 Non-income producing security.

 +

 Rounds to less than 0.1%.

 (a)

 At February 29, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $327,081,226 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 63,535,269

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (17,671,242)

 Net unrealized gain

 $

 45,864,027

 (b)

 Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 Brazil

 19.2%

 South Korea

 14.9%

 South Africa

 13.3%

 Hong Kong

 11.1%

 People's Republic of China

 9.8%

 India

 6.7%

 Taiwan

 6.2%

 Mexico

 3.7%

 Canada

 2.5%

 Indonesia

 2.4%

 Thailand

 2.2%

 Luxembourg

 1.7%

 Malaysia

 1.7%

 Turkey

 1.5%

 Russia

 1.1%

 Other (individually less than 1.0%)

 2.0%

 100.0%

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (see Notes to Financial Statements - Note 1A) are categorized as Level 3.

 The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks*

$
33,223,159

-

$
-

$
33,223,159

 Common Stocks*

162,890,313

169,396,447

-

332,286,760

 Rights/Warrants

-

-

-

-

 Corporate Bonds

-

-

473,215

473,215

 Mutual Funds

3,571,164

3,390,955

-

6,962,119

 Total

$
199,684,636

172,787,402

473,215

$
372,945,253

 * Level 2 securities are valued by independent pricing services using fair value factors.

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Corporate Bonds

 Balance as of 11/30/11

$
597,933

 Realized gain (loss)

-

 Change in unrealized appreciation (depreciation)1

(124,718
)

 Net purchases (sales)

-

 Transfers in and out of Level 3

-

 Balance as of 2/29/12

$
473,215

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Emerging Markets Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date April 26, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date April 26, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer and Chief Financial and Accounting Officer Date April 26, 2012 * Print the name and title of each signing officer under his or her signature.